Taxation (Details 5) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Balance at beginning of the Year	¥ 14,276	¥ 7,670	¥ 4,289
Additions	6,630	7,694	5,052
Reversals	(3,849)	(1,088)	(1,671)
Balance at end of the Year	¥ 17,057	¥ 14,276	¥ 7,670